Other Income - Summary of Information about Other Income (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information about Other Income [Line Items]
Interest income		$ 152	$ 480	$ 753
Government grants (note i)	[1]	279	301	464
Other income		63	708
Total		$ 494	$ 1,489	$ 1,217

[1]	Included in the government grants are amounts of Australian Dollar (“AUD”) AUD 635 thousand (equivalent to approximately $408 thousand), AUD 460 thousand (equivalent to approximately $301 thousand), and AUD 423 thousand (equivalent to approximately $279 thousand), representing the unconditional subsidies from the Australian government specifically for supporting the research and development activities carried out in Australia for the years ended December 31, 2023, 2024, and 2025, respectively. The remaining amounts represent government subsidies in relation to the research and development activities in the US and the PRC. All the government grants provide immediate financial support with no future related expenses or other obligations.